FAIR VALUE OF FINANCIAL INSTRUMENTS - Financial Instrument Classification (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Financial assets	$ 5,412	$ 3,951
Financial assets pledged as collateral		1,392
Disclosure of financial liabilities [line items]
Financial liabilities	15,073	9,498
FVTPL
Disclosure of financial liabilities [line items]
Financial liabilities	1	4
FVOCI
Disclosure of financial liabilities [line items]
Financial liabilities	28	90
Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	15,044	9,404
FVTPL
Disclosure of financial assets [line items]
Financial assets	4	1
FVOCI
Disclosure of financial assets [line items]
Financial assets	211	84
Amortized cost
Disclosure of financial assets [line items]
Financial assets	5,197	3,866
Accounts payable and other (current and non-current)
Disclosure of financial liabilities [line items]
Financial liabilities	4,088	4,252
Accounts payable and other (current and non-current) | FVTPL
Disclosure of financial liabilities [line items]
Financial liabilities	1	4
Accounts payable and other (current and non-current) | FVOCI
Disclosure of financial liabilities [line items]
Financial liabilities	28	90
Accounts payable and other (current and non-current) | Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	4,059	4,158
Non-recourse borrowings in subsidiaries of the company (current and non-current)
Disclosure of financial liabilities [line items]
Financial liabilities	9,439	5,246
Non-recourse borrowings in subsidiaries of the company (current and non-current) | FVTPL
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Non-recourse borrowings in subsidiaries of the company (current and non-current) | FVOCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Non-recourse borrowings in subsidiaries of the company (current and non-current) | Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	9,439	5,246
Exchangeable and class B shares
Disclosure of financial liabilities [line items]
Financial liabilities	1,546
Exchangeable and class B shares | FVTPL
Disclosure of financial liabilities [line items]
Financial liabilities	0
Exchangeable and class B shares | FVOCI
Disclosure of financial liabilities [line items]
Financial liabilities	0
Exchangeable and class B shares | Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	1,546
Provisions, decommissioning liabilities, deferred revenue, work in progress and post-employment benefits
Disclosure of financial liabilities [line items]
Financial liabilities	2,820	2,939
Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets	828	894
Cash and cash equivalents | FVTPL
Disclosure of financial assets [line items]
Financial assets	0	0
Cash and cash equivalents | FVOCI
Disclosure of financial assets [line items]
Financial assets	0	0
Cash and cash equivalents | Amortized cost
Disclosure of financial assets [line items]
Financial assets	828	894
Accounts and other receivable, net (current and non-current)
Disclosure of financial assets [line items]
Financial assets	2,946	2,281
Accounts and other receivable, net (current and non-current) | FVTPL
Disclosure of financial assets [line items]
Financial assets	0	0
Accounts and other receivable, net (current and non-current) | FVOCI
Disclosure of financial assets [line items]
Financial assets	0	0
Accounts and other receivable, net (current and non-current) | Amortized cost
Disclosure of financial assets [line items]
Financial assets	2,946	2,281
Other assets (current and non-current)
Disclosure of financial assets [line items]
Financial assets	397	427
Other assets (current and non-current) | FVTPL
Disclosure of financial assets [line items]
Financial assets	0	0
Other assets (current and non-current) | FVOCI
Disclosure of financial assets [line items]
Financial assets	0	0
Other assets (current and non-current) | Amortized cost
Disclosure of financial assets [line items]
Financial assets	397	427
Financial assets (current and non-current)
Disclosure of financial assets [line items]
Financial assets	1,241	349
Financial assets (current and non-current) | FVTPL
Disclosure of financial assets [line items]
Financial assets	4	1
Financial assets (current and non-current) | FVOCI
Disclosure of financial assets [line items]
Financial assets	211	84
Financial assets (current and non-current) | Amortized cost
Disclosure of financial assets [line items]
Financial assets	1,026	264
Prepayments, other assets and assets held for sale
Disclosure of financial assets [line items]
Financial assets	$ 547	$ 493